Related Party Transactions with Verint - Schedule of Components of Costs of Services (Details) - Former Parent - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019
Related Party Transaction [Line Items]
Total allocated corporate expenses	$ 97,265	$ 81,755	$ 72,646
Research and development, net
Related Party Transaction [Line Items]
Total allocated corporate expenses	21,783	19,139	17,805
Selling, general and administrative
Related Party Transaction [Line Items]
Total allocated corporate expenses	69,210	54,452	48,774
Software | Cost of revenue
Related Party Transaction [Line Items]
Total allocated corporate expenses	1,981	1,871	688
Software service | Cost of revenue
Related Party Transaction [Line Items]
Total allocated corporate expenses	1,548	1,639	2,460
Professional service and other | Cost of revenue
Related Party Transaction [Line Items]
Total allocated corporate expenses	$ 2,743	$ 4,654	$ 2,919